State Street Premier Growth Equity VIS Fund Investment Strategy - State Street Premier Growth Equity VIS Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) that SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Fund's investment adviser, believes have above-average growth histories and/or growth potential. The Adviser selects equity securities from a number of industries based on the merits of individual companies, although at times the Fund's investments may be focused in one or more market sectors, such as information technology. In seeking to achieve the Fund's investment objective with respect to future income, the Adviser also may consider companies that currently pay dividends or that have the potential to pay dividends in the future. The Adviser seeks to identify securities of companies that they believe have desirable characteristics for the Fund such as: •above-average annual growth rates; •appropriate capital structures; •leadership in their respective industries; and/or •high quality management focused on generating shareholder value. The Adviser may consider selling a security when one of these characteristics no longer applies, when the Adviser believes that the valuation has become excessive, or when more attractive alternatives are identified. The Fund also may invest up to 25% of its total assets in foreign securities and up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities. The Adviser may also use various types of derivative instruments (such as futures contracts, options and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund is a non-diversified investment company.